Nature of Operations - Additional Information (Detail) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2022	Mar. 19, 2021	Mar. 16, 2015	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Sep. 27, 2022 USD ($)
Nature Of Operations [Line Items]
Date of incorporation		Mar. 19, 2021	Mar. 16, 2015
Retained earnings accumulated deficit				$ 86,831		$ 86,831		$ 75,401	[1]	$ 65,505	[1]
Commitement to contribute cash								2,800
Net income (loss)				(4,244)	$ (3,141)	(11,276)	$ (6,194)	$ (9,896)		$ (7,418)
Cash and cash equivalents				73,803	$ 13,112	73,803	$ 13,112
Proceeds from issuance of stock in connection with business combination						$ 70,938
Stockholders' Equity Note, Stock Split, Conversion Ratio						1.4559
Subsequent Event [Member]
Nature Of Operations [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.4559
U.S. Department of Energys Office of Manufacturing and Energy Supply Chains [Member] | Effective October 19,2022 [Member]
Nature Of Operations [Line Items]
Award Of Grant Amount				$ 50,000		$ 50,000
Purchase Agreement [Member]
Nature Of Operations [Line Items]
As per agreement option to sell number of shares of common stock value												$ 200,000
Committed Equity Financing Amount												$ 200,000
Parent Company [Member]
Nature Of Operations [Line Items]
Percentage of ownership in the company								99.60%		99.70%

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.